Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Document Period End Date	Aug. 31, 2024
C000037340 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX) returned 12.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	12.55%	5.73%	5.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 162,881,127
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037330 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX) returned 12.15% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	6.56%	4.26%	4.16%
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)—excluding sales charge	12.15%	5.33%	4.70%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 162,881,127
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153957 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class I/JHREX) returned 12.47% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	12.47%	5.63%	4.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 162,881,127
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113504 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX) returned 12.16% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	12.16%	5.26%	4.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 162,881,127
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037338 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX) returned 12.58% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	12.58%	5.71%	4.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 162,881,127
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037339 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX) returned 12.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	12.55%	5.69%	5.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 162,881,127
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106460 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX) returned 12.73% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	12.73%	5.79%	5.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 162,881,127
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$162,881,127
Total number of portfolio holdings	45
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.8%
Equity	30.0%
International equity	12.3%
U.S. large cap	7.8%
Large blend	7.7%
U.S. mid cap	1.8%
Emerging-market equity	0.4%
Fixed income	52.4%
Intermediate bond	26.3%
Short-term bond	9.0%
Multi-sector bond	5.0%
Emerging-market debt	5.0%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.2%
Equity	2.2%
U.S. Government	7.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037373 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX) returned 16.48% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	16.48%	8.21%	6.83%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,161,361,648
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037363 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX) returned 16.02% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	10.21%	6.71%	5.89%
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)—excluding sales charge	16.02%	7.81%	6.43%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,161,361,648
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153960 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX) returned 16.51% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	16.51%	8.17%	6.73%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,161,361,648
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113507 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX) returned 15.99% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	15.99%	7.73%	6.34%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,161,361,648
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037371 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX) returned 16.19% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	16.19%	7.99%	6.61%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,161,361,648
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037372 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX) returned 16.48% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	16.48%	8.21%	6.82%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,161,361,648
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106463 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX) returned 16.54% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	16.54%	8.26%	6.88%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,161,361,648
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,161,361,648
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	54.6%
International equity	17.7%
U.S. large cap	15.4%
Large blend	12.5%
U.S. mid cap	5.3%
Emerging-market equity	2.5%
Sector equity	0.7%
U.S. small cap	0.5%
Fixed income	28.5%
Intermediate bond	15.6%
Emerging-market debt	3.4%
Short-term bond	3.2%
Multi-sector bond	2.8%
High yield bond	2.5%
Bank loan	1.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	4.0%
Equity	4.0%
U.S. Government	5.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037309 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX) returned 11.74% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	11.74%	5.24%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 123,160,458
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037307 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX) returned 11.21% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	5.61%	3.78%	3.81%
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)—excluding sales charge	11.21%	4.86%	4.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,160,458
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153956 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX) returned 11.82% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	11.82%	5.17%	4.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,160,458
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113503 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX) returned 11.28% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	11.28%	4.79%	4.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,160,458
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037308 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R5/JLAHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R5/JLAHX) returned 11.74% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R5/JLAHX)	11.74%	5.21%	4.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,160,458
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106459 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX) returned 11.77% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	11.77%	5.29%	4.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 123,160,458
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,160,458
Total number of portfolio holdings	42
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.3%
Equity	23.9%
International equity	11.0%
Large blend	6.0%
U.S. large cap	6.0%
U.S. mid cap	0.9%
Fixed income	58.1%
Intermediate bond	28.2%
Short-term bond	11.4%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
Unaffiliated investment companies	1.6%
Equity	1.6%
U.S. Government	8.8%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037417 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX) returned 21.47% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	21.47%	10.85%	8.31%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 613,448,803
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037407 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX) returned 21.02% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	15.01%	9.32%	7.36%
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)—excluding sales charge	21.02%	10.44%	7.91%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 613,448,803
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153964 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX) returned 21.37% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	21.37%	10.77%	8.25%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 613,448,803
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113511 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX) returned 20.94% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	20.94%	10.34%	7.82%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 613,448,803
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037415 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX) returned 21.18% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	21.18%	10.61%	8.09%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 613,448,803
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037416 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX) returned 21.42% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	21.42%	10.85%	8.31%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 613,448,803
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106467 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX) returned 21.57% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	21.57%	10.90%	8.37%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 613,448,803
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$613,448,803
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221540 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX) returned 21.48% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	21.48%	11.08%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 95,517,173
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221534 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX) returned 21.12% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	15.05%	9.25%
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)—excluding sales charge	21.12%	10.69%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 95,517,173
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221535 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class I/JABSX) returned 21.40% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	21.40%	11.03%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 95,517,173
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221536 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JAAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX) returned 21.27% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	21.27%	10.85%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 95,517,173
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221537 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JABBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX) returned 21.38% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	21.38%	10.97%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 95,517,173
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221538 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX) returned 21.56% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	21.56%	11.13%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 95,517,173
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221539 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JABEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX) returned 21.51% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-caps also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	21.51%	11.14%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 95,517,173
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,517,173
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.7%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.9%
Fixed income	1.4%
Emerging-market debt	0.6%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037351 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX) returned 13.47% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	13.47%	6.29%	5.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 438,531,059
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037341 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX) returned 12.92% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	7.28%	4.81%	4.60%
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)—excluding sales charge	12.92%	5.89%	5.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 438,531,059
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153958 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX) returned 13.48% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	13.48%	6.24%	5.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 438,531,059
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113505 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX) returned 12.92% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	12.92%	5.81%	5.07%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 438,531,059
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037349 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX) returned 13.18% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	13.18%	6.07%	5.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 438,531,059
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037350 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX) returned 13.45% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	13.45%	6.28%	5.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 438,531,059
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106461 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX) returned 13.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	13.55%	6.35%	5.60%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 438,531,059
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$438,531,059
Total number of portfolio holdings	49
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	35.3%
International equity	14.0%
Large blend	8.9%
U.S. large cap	7.6%
U.S. mid cap	2.7%
Emerging-market equity	1.0%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	46.6%
Intermediate bond	23.9%
Short-term bond	7.2%
Multi-sector bond	4.7%
Emerging-market debt	4.7%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	8.5%
Sector equity	7.5%
Absolute return	1.0%
Unaffiliated investment companies	2.3%
Equity	2.3%
U.S. Government	7.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037384 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX) returned 18.32% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	18.32%	9.19%	7.41%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,100,536,141
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037374 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX) returned 17.78% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	11.86%	7.67%	6.47%
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)—excluding sales charge	17.78%	8.78%	7.01%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,100,536,141
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153961 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX) returned 18.23% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	18.23%	9.09%	7.28%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,100,536,141
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113508 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX) returned 17.80% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	17.80%	8.69%	6.92%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,100,536,141
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037382 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX) returned 18.09% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	18.09%	8.99%	7.19%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,100,536,141
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037383 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX) returned 18.20% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	18.20%	9.18%	7.39%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,100,536,141
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106464 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX) returned 18.27% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	18.27%	9.23%	7.45%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,100,536,141
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,536,141
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.7%
Equity	65.8%
U.S. large cap	19.7%
International equity	19.2%
Large blend	14.7%
U.S. mid cap	6.8%
Emerging-market equity	3.6%
U.S. small cap	1.1%
Sector equity	0.7%
Fixed income	19.7%
Intermediate bond	13.1%
Emerging-market debt	2.8%
High yield bond	2.0%
Short-term bond	1.0%
Multi-sector bond	0.8%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
Unaffiliated investment companies	4.5%
Equity	4.5%
U.S. Government	3.7%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037406 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX) returned 21.03% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	21.03%	10.72%	8.25%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 922,601,132
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037396 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX) returned 20.53% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	14.50%	9.19%	7.29%
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)—excluding sales charge	20.53%	10.31%	7.85%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 922,601,132
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153963 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class I/JHROX) returned 20.86% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	20.86%	10.67%	8.14%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 922,601,132
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113510 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX) returned 20.43% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	20.43%	10.20%	7.76%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 922,601,132
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037404 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX) returned 20.60% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	20.60%	10.48%	8.02%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 922,601,132
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037405 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX) returned 20.84% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	20.84%	10.71%	8.24%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 922,601,132
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106466 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX) returned 20.98% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	20.98%	10.76%	8.29%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 922,601,132
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$922,601,132
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.6%
Equity	83.2%
U.S. large cap	25.9%
International equity	21.4%
Large blend	18.2%
U.S. mid cap	9.7%
Emerging-market equity	5.4%
U.S. small cap	1.8%
Sector equity	0.8%
Fixed income	4.8%
Intermediate bond	2.4%
Emerging-market debt	1.0%
High yield bond	0.8%
Short-term bond	0.6%
Alternative and specialty	3.6%
Sector equity	2.6%
Absolute return	1.0%
Unaffiliated investment companies	5.9%
Equity	5.9%
U.S. Government	2.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167626 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX) returned 21.58% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	21.58%	10.90%	10.30%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 301,842,719
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167627 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JJERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class A/JJERX) returned 21.08% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	15.05%	9.34%	9.22%
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)—excluding sales charge	21.08%	10.48%	9.89%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 301,842,719
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167619 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JMENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class I/JMENX) returned 21.50% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	21.50%	10.83%	10.24%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 301,842,719
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167621 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JVIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX) returned 20.90% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	20.90%	10.42%	9.90%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 301,842,719
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167623 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JROUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX) returned 21.36% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	21.36%	10.74%	10.16%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 301,842,719
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167624 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JGHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX) returned 21.50% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	21.50%	10.88%	10.29%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 301,842,719
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167625 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JESRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX) returned 21.61% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	21.61%	10.94%	10.35%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 301,842,719
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$301,842,719
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	88.4%
U.S. large cap	27.4%
International equity	21.8%
Large blend	19.3%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.7%
Sector equity	1.7%
Absolute return	1.0%
Unaffiliated investment companies	6.1%
Equity	6.1%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037362 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX) returned 14.50% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	14.50%	7.21%	6.19%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 832,264,138
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037352 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX) returned 14.15% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	8.44%	5.72%	5.26%
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)—excluding sales charge	14.15%	6.81%	5.80%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 832,264,138
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153959 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX) returned 14.54% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	14.54%	7.13%	6.10%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 832,264,138
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113506 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX) returned 13.95% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	13.95%	6.71%	5.71%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 832,264,138
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037360 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX) returned 14.25% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	14.25%	6.98%	5.97%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 832,264,138
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037361 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX) returned 14.50% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	14.50%	7.18%	6.18%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 832,264,138
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106462 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX) returned 14.70% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed-income allocation also contributed | Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, were top contributors. Positions in high-yield bond and dollar-denominated emerging-market debt funds also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	14.70%	7.25%	6.25%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 832,264,138
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$832,264,138
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.5%
Equity	41.9%
International equity	15.4%
U.S. large cap	11.1%
Large blend	8.9%
U.S. mid cap	3.8%
Emerging-market equity	1.6%
Sector equity	0.6%
U.S. small cap	0.5%
Fixed income	40.2%
Intermediate bond	21.1%
Short-term bond	5.2%
Multi-sector bond	4.5%
Emerging-market debt	4.3%
High yield bond	3.2%
Bank loan	1.9%
Alternative and specialty	8.4%
Sector equity	7.4%
Absolute return	1.0%
Unaffiliated investment companies	3.0%
Equity	3.0%
U.S. Government	6.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037395 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX) returned 19.68% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	19.68%	10.11%	7.94%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 954,562,948
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037385 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX) returned 19.37% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	13.37%	8.60%	7.00%
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)—excluding sales charge	19.37%	9.71%	7.55%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 954,562,948
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153962 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX) returned 19.71% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	19.71%	10.05%	7.84%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 954,562,948
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113509 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX) returned 19.19% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	19.19%	9.61%	7.46%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 954,562,948
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037393 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX) returned 19.51% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	19.51%	9.89%	7.73%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 954,562,948
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037394 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX) returned 19.74% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	19.74%	10.12%	7.94%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 954,562,948
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106465 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX) returned 19.88% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	19.88%	10.17%	8.00%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 954,562,948
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$954,562,948
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	74.7%
U.S. large cap	22.3%
International equity	20.6%
Large blend	17.2%
U.S. mid cap	8.2%
Emerging-market equity	4.2%
U.S. small cap	1.4%
Sector equity	0.8%
Fixed income	11.6%
Intermediate bond	6.9%
Emerging-market debt	1.9%
High yield bond	1.3%
Short-term bond	1.0%
Multi-sector bond	0.5%
Alternative and specialty	5.0%
Sector equity	4.0%
Absolute return	1.0%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	3.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138478 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX) returned 21.41% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	21.41%	10.85%	8.32%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 423,216,348
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138479 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX) returned 21.10% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	15.00%	9.33%	7.36%
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)—excluding sales charge	21.10%	10.45%	7.92%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 423,216,348
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153974 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX) returned 21.45% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	21.45%	10.78%	8.22%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 423,216,348
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138473 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX) returned 20.92% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	20.92%	10.33%	7.89%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 423,216,348
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138475 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX) returned 21.33% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	21.33%	10.73%	8.20%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 423,216,348
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138476 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX) returned 21.49% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	21.49%	10.85%	8.32%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 423,216,348
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138477 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX) returned 21.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large cap funds were the top contributor in equities | Holdings in international large cap and U.S. mid-cap also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.
The absolute return portfolio | This portion of the fund, which is intended to provide an alternative source of return with lower sensitivity to the performance of the broader financial markets, posted a small loss.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	21.55%	10.89%	8.36%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 423,216,348
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$423,216,348
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.3%
Equity	88.4%
U.S. large cap	27.5%
International equity	21.8%
Large blend	19.2%
U.S. mid cap	10.7%
Emerging-market equity	6.4%
U.S. small cap	2.0%
Sector equity	0.8%
Fixed income	1.3%
Emerging-market debt	0.5%
High yield bond	0.4%
Short-term bond	0.4%
Alternative and specialty	2.6%
Sector equity	1.6%
Absolute return	1.0%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	1.3%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.